Share capital	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Share capital
8.	Share capital:

Preferred shares:

The Company had the following preferred shares outstanding:

			Liquidation preference
	Shares		June 30,	December 31,
Series	Authorized	Issued	2013	2012

A	315,000	200,000	$324,345	$305,872
B	260,000	—	—	—
C	40,000,000	14,000,000	350,000	350,000
D	20,000,000	3,105,000	77,625	77,625
R	1,000,000	—	—	—